Summary of Movement in Provisions for Unearned Premiums (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Earned premiums	$ 4,534	$ 4,202	$ 3,717
Property liability and casualty insurance segment [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Balance as at beginning of year	2,099	1,852
Written premiums	3,898	3,752
Earned premiums	(3,679)	(3,505)
Balance as at end of year	2,318	2,099	1,852
Gross amount arising from insurance contracts [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Earned premiums	5,186	4,845	4,632
Gross amount arising from insurance contracts [member] | Property liability and casualty insurance segment [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Balance as at beginning of year	2,123	1,869
Written premiums	4,044	3,879
Earned premiums	(3,824)	(3,625)
Balance as at end of year	2,343	2,123	1,869
Reinsurer's share of amount arising from insurance contracts [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Earned premiums	652	643	915
Reinsurer's share of amount arising from insurance contracts [member] | Property liability and casualty insurance segment [member]
Disclosure Of Movement In Provisions For Unearned Premiums [line items]
Balance as at beginning of year	24	17
Written premiums	146	127
Earned premiums	(145)	(120)
Balance as at end of year	$ 25	$ 24	$ 17